INCOME TAXES - Unrecognized deferred tax assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	$ 159	$ 183
Realized and accrued capital losses in Canada that can be applied against future capital gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	73	75
Tax losses in foreign jurisdictions 1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	73	68
Deductible temporary differences in foreign jurisdictions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	$ 13	$ 40